DERIVATIVE LIABILITIES	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE LIABILITIES	DERIVATIVE LIABILITIES
i.Warrants
Unit offering 2024
On April 2, 2024, the Company closed the unit offering (the "Offering") for gross proceeds of $28.8 million. The Company sold 8,901,000 units (each a "Unit") at a price of $3.23 per Unit, which included 1,161,000 Units sold pursuant to the exercise in full of the underwriters’ over-allotment option. Each Unit is comprised of one Common Share of the Company and one-half of one
Warrant. Each Warrant is exercisable to acquire one Warrant Share for a period of four years following the closing date of the Offering at an exercise price of $3.65 per Warrant Share, subject to adjustment in certain events. The holders of the Warrants issued pursuant to the Offering may elect, if the Company does not have an effective registration statement under the United States Securities Act of 1933, as amended, or the prospectus contained therein is not available for the offer and sale of the Common Shares to the Warrant holder, in lieu of exercising the Warrants for cash, a cashless exercise option to receive Common Shares equal to the fair value of the gain implied by the Warrants at the time of exercise. The fair value is determined by multiplying the number of Warrants to be exercised by the weighted average market price less the exercise price with the difference being divided by the weighted average market price. If a Warrant holder exercises this option, there will be variability in the number of shares issued per Warrant.

In accordance with IAS 32 Financial Instruments: Presentation, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the statement of operations and comprehensive loss at each reporting period. The derivative warrant liabilities are expected to ultimately be converted into the Company’s equity (Common Shares) when the Warrants are exercised or will be extinguished on the expiry of the outstanding Warrants and will not result in the outlay of any cash by the Company.

At initial recognition on April 2, 2024, the Company recorded derivative liabilities of $7,798 based on the estimated fair value of the Warrants at that date using the Black-Scholes option pricing model. Share issuance costs of $668 were recognized as costs allocated to derivative liabilities based on a pro-rata allocation of total issuance costs based on the relative fair value of the Warrants and the Common Shares issued as part of the Offering.

As at September 30, 2024, the Company revalued the remaining derivative liabilities to an estimated fair value of $7,772. The Company recorded a decrease in the estimated fair value change of the derivative liabilities for the year ended September 30, 2024 of $26.
The following inputs were used to estimate the fair value of the Warrants at September 30, 2024:

SEPTEMBER 30, 2024
Risk free interest rate	2.70%
Life of Warrants (years)	3.51
Market price of Common Shares	$2.45
Expected future volatility of Common Shares	123.00%
Fair value per Warrant	$1.75
Unit offering 2020
No warrants were exercised during the year ended September 30, 2024 (September 30, 2023 - Nil warrants). The warrants expired on November 12, 2023 and as at September 30, 2024 there were no warrants outstanding.
ii.    Top-up Rights
On March 10, 2021, through the strategic investment from a wholly-owned subsidiary of British American Tobacco P.L.C. (together "BAT"), the Company issued 14,584,098 Common Shares, resulting in BAT's beneficial ownership in the Company of approximately 19.9%.

Pursuant to the Investor Rights Agreement (the "IRA") between the Company and BAT, the Company granted BAT certain rights, including pre-emptive rights, to participate in distributions of Common Shares to maintain its proportionate ownership in certain circumstances, as well as other rights ("Top-up Rights") to subscribe for additional Common Shares in specified circumstances where the pre-emptive rights are not applicable (referred to in the Amended IRA as "Exempt Distributions") and in specified circumstances where pre-emptive rights were not exercised (referred to in the IRA as “bought deal Distributions”).

The price per Common Share to be paid by BAT pursuant to the exercise of its Top-up Rights will equal the price paid by other participants in the Exempt Distribution or bought deal Distribution, subject to certain restrictions (including, if such price is not permitted pursuant to applicable securities laws, at the lowest price permitted thereunder).

The Company has classified the Top-up Rights as a derivative liability, and pursuant to the exercise of stock options, restricted share units, performance share units and warrants that were outstanding at initial recognition on March 10, 2021 (the date of the IRA), the Company recorded a derivative liability of $2,740 based on the estimated fair value of the Top-up Rights at this date using a Monte Carlo pricing model.
In connection with the closing of the first tranche of the Follow-on BAT Investment (as hereinafter defined), the Company and BAT entered into an amended and restated investor rights agreement (the "Amended and Restated IRA") that has superseded the earlier investor rights agreement. Refer to Note 13 for further information.
As at September 30, 2024, the Company revalued the Top-up Rights of BAT pursuant to the Amended IRA to an estimated fair value of $6,338 (September 30, 2023 – $130). The Company recorded an increase in the estimated fair value of the Top-up Rights for the year ended September 30, 2024 of $6,208 (September 30, 2023 - $605).

The following inputs were used to estimate the fair value of the Top-up Rights as at September 30, 2024, and September 30, 2023:

	SEPTEMBER 30, 2024
	STOCK OPTIONS	WARRANTS	PSUs	RSUs	TOP-UP OPTIONS
Average exercise price(1)	$1.20 - $45.08	$2.50	$—	$—	$1.20 - $2.23
Risk free interest rate	2.78% - 2.89%	2.79%	2.83%	2.87%	3.10%
Expected future volatility of Common Shares	75.00% - 85.00%	75.00%	75.00%	75.00%	60.00%
Expected life(1)	2.14 - 4.40	0.12	5.92	5.18	1.41
Forfeiture rate	10%	—%	25%	6%	—%

	SEPTEMBER 30, 2023
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price(1)	$1.20 - $45.08	$2.50	$—	$—
Risk free interest rate	4.11% - 4.54%	3.59%	3.65%	3.78%
Expected future volatility of Common Shares	70.00% - 90.00%	90.00%	85.00%	85.00%
Expected life(1)	1.34 - 5.12	0.12	5.92	5.18
Forfeiture rate	10%	—%	25%	6%

(1)Exercise price and expected life for stock options were determined using the range of exercise prices disclosed in Note 13(iv).
iii.    Secured Convertible Loan Agreement
On May 25, 2023, the Company entered into the Secured Convertible Loan Agreement with Phylos. Under the terms of this agreement, upon the completion of certain milestones the Company has a commitment to fund US $4.75 million over two tranches within 12 and 24 months from the initial closing date. This commitment meets the definition of a derivative and the value of such derivative was considered as part of the overall transaction price in the initial recognition of the secured convertible loan and intangible assets. At initial recognition, the Company recorded a derivative liability of $1,424 based on the estimated fair value of the secured convertible loan.

In November, 2023, the Company funded the second tranche of US$2.75 million and a derivative liability of $1,385 was derecognized. Thereafter, in July 2024, the company also funded US$1 million for the third tranche and a derivative liability of $752 was derecognized. As at September 30, 2024, the Company revalued the commitment to fund remaining third tranche at an estimated fair value of $368 (September 30, 2023 – $1,743) and recorded a change in fair value of $762 (September 30, 2023 – $319) for the year ended September 30, 2024. The derivative liability is included in the current derivative liabilities on the consolidated statements of financial position.
iv.    Non-voting Class A convertible preferred shares
In relation to the Follow-on BAT Investment, the Company is required to issue non-voting Class A convertible preferred shares ("Preferred Shares"). The Preferred Shares to be issued as part of future tranches represent an obligation for the Company to deliver a variable number of its own Common Shares and hence meet the definition of an instrument classified as a derivative financial instrument as per IAS 32 Financial Instruments: Presentation. The Company measured the derivative at fair value on initial recognition. The derivative financial instrument is classified as a derivative asset or a derivative liability depending partly on whether the fair value of the Company's Preferred Shares is above or below the $3.2203 subscription price. At initial recognition, the derivative financial instrument was recognized as a derivative financial liability with a fair value of $1,921. Refer to Note 12 and 13 (iii) for further information regarding the Follow-on BAT Investment.

In August 2024, the Company closed the second tranche of the Follow-on BAT Investment and issued 8,463,435 Preferred Shares. The fair value of the derivative liability that was derecognized on closing of the second tranche was $4,339. As at September 30, 2024, the Company revalued the derivative liability for the third tranche to an estimated fair value of $4,771. Accordingly, the Company recognized a total fair value loss of $7,189 in the consolidated statements of operations and comprehensive loss. The derivative liability is included in the current derivative liabilities on the consolidated statements of financial position.